Leases - Reconciliation of right of use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning Balance	€ 22,905	€ 25,513
Depreciation charge for the year	(5,913)	(5,539)
Additions / business combinations	3,113	3,275
Derecognition due to lease termination	(19)	(1,301)
Foreign currency effects	323	957
Ending Balance	€ 20,409	€ 22,905